Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 20, 2011
Schedule of Capitalization, Equity [Line Items]
Himax Taiwan, Ownership Percentage by Parent	100.00%
Accumulated Legal and Special Reserve	$ 66,354	$ 58,959
Percentage of annual net income set aside as legal reserve	10.00%
American Depositary Shares [Member]
Schedule of Capitalization, Equity [Line Items]
American Depositary Shares Authorized Repurchased Value Maximum			$ 25,000
American Depositary Shares Repurchased Shares	9,488,656
American Depositary Shares Repurchased Value	$ 13,400
Average Repurchased Price Per American Depositary Share	$ 1.41
American Depositary Shares Held By Parent	6,442,029